Financial Instruments	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Financial Instruments
16. Financial Instruments
Set out below are the carrying amounts and fair values of the Group’s financial instruments that are carried in the interim condensed consolidated financial statements.

	Carrying amount per measurement category
	Financial assets		Financial liabilities
Euros in thousands	At fair value through profit and loss	At amortized cost	At fair value through profit and loss	At amortized cost	June 30, 2023
Current/non-current assets
Cash and cash equivalents	—	130,405	—	—	130,405
Short-term deposits*	—	217,222	—	—	217,222
Bonds*	—	—	—	—	—
Accounts receivables	—	330	—	—	330
Other current/non-current assets	—	5,158	—	—	5,158
Current/non-current liabilities
Accounts payable	—	—	—	19,212	19,212
Other current liabilities	—	—	—	58	58
Liabilities for warrants	—	—	22,622	—	22,622
Lease liabilities	—	—	—	16,822	16,822

Total	—	353,115	22,622	36,092	—

	Carrying amount per measurement category
	Financial assets		Financial liabilities
Euros in thousands	At fair value through profit and loss	At amortized cost	At fair value through profit and loss	At amortized cost	December 31, 2022
Current/non-current assets
Cash and cash equivalents	—	148,519	—	—	148,519
Short-term deposits*	—	154,930	—	—	154,930
Bonds*	—	58,756	—	—	58,756
Accounts receivables	—	1,111	—	—	1,111
Other current/non-current assets	—	2,402	—	—	2,402
Current/non-current liabilities
Accounts payable	—	—	—	11,735	11,735
Other current liabilities	—	—	—	54	54
Liabilities for warrants	—	—	16,914	—	16,914
Lease liabilities	—	—	—	14,563	14,563

Total	—	365,718	16,914	26,352	—

*	“Short-term deposits” and “Bonds” are classified within the balance sheet item “Other financial assets”
In all valuation categories with the exception of Bonds, the carrying amount represents a reasonable approximation of the fair value based on the short-term maturities of these instruments. Set out below are the carrying amounts and fair values of the Group’s Bonds as of June 30, 2023 and December 31, 2022. The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

	As of
	June 30, 2023		December 31, 2022
Euros in thousands	Carrying amount	Fair value	Carrying amount	Fair value
Bonds	—	—	58,756	58,300

Total	—	—	58,756	58,300

The following methods and assumptions were used to estimate the fair values: All financial assets are categorized based on Level 1 inputs and are therefore valued using quoted (unadjusted) market prices. All financial liabilities are also categorized based on Level 1 inputs.
The bonds’ contractual cash flows represent solely payments of principal and interest and Immatics intends to hold the bonds to collect the contractual cash flows. The Group therefore accounts for the bonds as a financial asset at amortized cost. Bonds are classified as Level 1 of the fair value hierarchy, as they are listed on publicly traded markets.
Liabilities for warrants are comprised of the Immatics Warrants issued to investors with a cashless exercise mechanism as a current liability which the Company accounted for according to provisions of IAS 32. The Company measures the warrants at fair value by using the closing price of warrants at Nasdaq. The warrants are measured in each reporting period. Changes in the fair value are recognized in the Company’s Consolidated Statement of Profit/(Loss) as financial income or expenses, as appropriate. The warrants are classified as Level 1 of the fair value hierarchy. The maturity of the liabilities for warrants is dependent on the development of the share price as well as the decisions by the Immatics Warrants holders.